Summary Of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in Accounting Principle [Line Items]
Other cost of services									$ 35,782	$ 37,124	$ 31,239
Other income (expense) - net									(52)	1,581	596
Income tax expense									7,005	3,619	9,328
Net Income	$ 4,086	$ 3,078	$ 3,184	$ 3,339	$ (3,918)	$ 3,187	$ 3,697	$ 3,770	13,687	6,736	18,722
Net Income attributable to AT&T	$ 4,006	$ 2,994	$ 3,082	$ 3,263	$ (3,999)	$ 3,130	$ 3,623	$ 3,688	$ 13,345	$ 6,442	$ 18,418
Basic Earnings Per Share Attributable to AT&T	$ 0.65	$ 0.50	$ 0.59	$ 0.63	$ (0.77)	$ 0.60	$ 0.70	$ 0.71	$ 2.37	$ 1.24	$ 3.42
Diluted Earnings Per Share Attributable to AT&T	$ 0.65	$ 0.50	$ 0.59	$ 0.63	$ (0.77)	$ 0.60	$ 0.69	$ 0.70	$ 2.37	$ 1.24	$ 3.42
Other Assets, current	$ 13,267				$ 9,645				$ 13,267	$ 9,645
Other Assets	15,346				13,425				15,346	13,425
Accrued taxes	2,176				1,091				2,176	1,091
Long-Term Debt	118,515				75,778				118,515	75,778
Deferred income taxes	56,181				38,436				56,181	38,436
Total Assets	402,672				296,834				402,672	296,834
Total Liabilities	279,032				206,564				279,032	206,564	$ 186,813
Retained earnings	33,671				31,081				33,671	31,081
Historical Accounting Method [Member]
Change in Accounting Principle [Line Items]
Other cost of services									36,038	37,590	31,512
Other income (expense) - net										1,652
Income tax expense									6,908	3,442	9,224
Net Income									13,528	6,518	18,553
Net Income attributable to AT&T									$ 13,186	$ 6,224	$ 18,249
Basic Earnings Per Share Attributable to AT&T									$ 2.34	$ 1.19	$ 3.39
Diluted Earnings Per Share Attributable to AT&T									$ 2.34	$ 1.19	$ 3.39
Other Assets, current	12,225				8,067				$ 12,225	$ 8,067	$ 5,979
Other Assets	12,605				10,998				12,605	10,998	8,278
Long-Term Debt	118,838				76,011				118,838	76,011	69,290
Deferred income taxes	55,580				37,544				55,580	37,544	36,308
Total Assets	398,889				292,829				398,889	292,829	277,787
Total Liabilities	278,754				205,905				278,754	205,905	186,305
Retained earnings	30,166				27,736				30,166	27,736	31,141
Effect of Voluntary Change
Change in Accounting Principle [Line Items]
Other cost of services									(256)	(466)	(273)
Other income (expense) - net										(71)
Income tax expense									97	177	104
Net Income									159	218	169
Net Income attributable to AT&T									$ 159	$ 218	$ 169
Basic Earnings Per Share Attributable to AT&T									$ 0.03	$ 0.05	$ 0.03
Diluted Earnings Per Share Attributable to AT&T									$ 0.03	$ 0.05	$ 0.03
Other Assets, current	1,588				1,735				$ 1,588	$ 1,735	$ 1,725
Other Assets	3,064				2,661				3,064	2,661	2,269
Long-Term Debt	0				0				0	0	0
Deferred income taxes	1,147				1,005				1,147	1,005	859
Total Assets	4,652				4,396				4,652	4,396	3,994
Total Liabilities	1,147				1,050				1,147	1,050	866
Retained earnings	3,505				3,345				3,505	3,345	3,128
Effect of Adoption of New ASUs [Member]
Change in Accounting Principle [Line Items]
Other cost of services									0	0	0
Other income (expense) - net										0
Income tax expense									0	0	0
Net Income									0	0	0
Net Income attributable to AT&T									$ 0	$ 0	$ 0
Basic Earnings Per Share Attributable to AT&T									$ 0	$ 0	$ 0
Diluted Earnings Per Share Attributable to AT&T									$ 0	$ 0	$ 0
Other Assets, current	(546)				(157)				$ (546)	$ (157)	$ (159)
Other Assets	(323)				(234)				(323)	(234)	(199)
Long-Term Debt	(323)				(233)				(323)	(233)	(199)
Deferred income taxes	(546)				(113)				(546)	(113)	(152)
Total Assets	(869)				(391)				(869)	(391)	(358)
Total Liabilities	(869)				(391)				(869)	(391)	(358)
Retained earnings	$ 0				$ 0				$ 0	$ 0	$ 0